Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,587,000.00
Previously Paid Amount	0.00
Total Fee Amount	771.56
Total Offset Amount	0.00
Net Fee	771.56
Narrative - Max Aggregate Offering Price	$ 5,587,000.00
Final Prospectus	true